CLIFFORD CHANCE US LLP

31 WEST 52ND STREET

NEW YORK, NY 10019-6131

Tel +1 212 878 8000

Fax +1 212 878 8375

www.cliffordchance.com

Direct Dial: +1 212 878-8434
CONFIDENTIAL SUBMISSION VIA EDGAR U.S. Securities and Exchange Commission Division of Corporation Finance 100 F. Street, N.E. Washington, D.C. 20549	E-mail: alejandro.camacho@cliffordchance.com February 24, 2014

Re:	Materialise NV
Confidential Draft Registration Statement on Form F-1

Ladies and Gentlemen:

On behalf of our client, Materialise NV (the “Company”), we are submitting a draft Registration Statement on Form F-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of American depositary shares representing the Company’s ordinary shares.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act. In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences its road show.

If you have any questions or comments concerning this submission, please do not hesitate to call Per B. Chilstrom at 212-878-3079.

Sincerely,

/s/ Alejandro E. Camacho

Alejandro E. Camacho